Equity (Schedule of Ownership) (Details) - $ / shares	Dec. 31, 2017	Jun. 27, 2017	Apr. 14, 2017
Class of Stock [Line Items]
Stock issued (in shares)	18,190,000
IPO
Class of Stock [Line Items]
Share price (in dollars per share)		$ 20.00
Director Compensation
Class of Stock [Line Items]
Stock issued (in shares)		40,000
Third Parties | Initial Capitalization
Class of Stock [Line Items]
Stock issued (in shares)			2,875,000
Third Parties | IPO
Class of Stock [Line Items]
Stock issued (in shares)		10,250,000
iStar Inc. | Initial Capitalization
Class of Stock [Line Items]
Stock issued (in shares)			2,775,000
iStar Inc. | IPO
Class of Stock [Line Items]
Stock issued (in shares)		2,250,000
Common Stock | Initial Capitalization
Class of Stock [Line Items]
Share price (in dollars per share)			$ 20.00
Common Stock | Third Parties | Initial Capitalization
Class of Stock [Line Items]
Share price (in dollars per share)			20
Common Stock | Third Parties | IPO
Class of Stock [Line Items]
Share price (in dollars per share)		$ 20
Common Stock | iStar Inc. | Initial Capitalization
Class of Stock [Line Items]
Share price (in dollars per share)			$ 20.00
Common Stock | iStar Inc. | IPO
Class of Stock [Line Items]
Share price (in dollars per share)		$ 20